ACQUISITION OF CALLVERSO LTD. ("CALLVERSO") - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 23, 2023	Nov. 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Payment made in Cash			$ 1,100	$ 2,804	$ 0
Goodwill			37,560	$ 37,560
Callverso Ltd
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Percentage of Acquisition		100.00%
Basis for earn out amount		The maximum earn-out amount is $6,000 and is to be paid over three years as follows: (i) up to $2,000 was payable on January 31, 2023, based on sales in 2022; (ii) up to $2,000 is payable on January 31, 2024, based on sales in 2023; and (iii) up to $2,000 is payable on January 31, 2025
Earn out consideration			$ 6,000
Earn out consideration payable	$ 2,000
Purchase price for Acquisition		$ 3,000
Payment made in Cash		2,900
Security deposit for liabilities		300
Retain as security deposit for liabilities		100
Goodwill		$ 1,338
Technology | Callverso Ltd
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Intangible assets, weighted average useful life		4 years
Customer relationships | Callverso Ltd
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Intangible assets, weighted average useful life		4 years 6 months